Restatement of Previously Filed Balance Sheet	3 Months Ended
Mar. 11, 2021
Accounting Changes and Error Corrections [Abstract]
Restatement of Previously Filed Balance Sheet
NOTE 9. RESTATEMENT OF PREVIOUSLY FILED BALANCE SHEET
In accordance with ASC
480-10-S99,
redemption provisions not solely within the control of the Company require shares subject to redemption to be classified outside of permanent equity. The Company had previously classified a portion of its Class A ordinary shares in permanent equity, or total shareholders’ equity. As a result, the Company restated its previously filed balance sheet to present all redeemable Class A ordinary shares as temporary equity and to recognize a remeasurement adjustment from the initial book value to redemption value at the time of its Initial Public Offering.
The following table contains financial information as of March 11, 2021 that has been updated to reflect the restatement. The financial information that has been previously filed or otherwise reported as of March 11, 2021 is superseded by the information in this exhibit to the Company’s
8-K/A,
and the balance sheet and related financial information as of March 11, 2021 contained in such previously filed report should no longer be relied upon:

As of March 11, 2021	As Previously Reported	Adjustment	As Restated
Total assets	$233,019,600	$—	$233,019,600
Total liabilities	$8,574,318	$—	$8,574,318
Class A ordinary shares subject to possible redemption	219,445,280	10,554,720	230,000,000
Preference shares	—	—	—
Class A ordinary shares	182	(106)	76
Class B ordinary shares	575	—	575
Additional paid-in capital	5,070,085	(5,070,085)	—
Accumulated deficit	(70,840)	(5,484,529)	(5,555,369)

Total shareholders’ equity (deficit)	$5,000,002	$(10,554,720)	$(5,554,718)

Total Liabilities, Class A Ordinary Shares Subject to Possible Redemption and Shareholders’ Equity (Deficit)	$233,019,600	$—	$233,019,600